UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2007
Check here if Amendment [  ]; Amendment Number:


This Amendment (Check only one.):
[  ] is a restatement.

[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:
Suncoast Equity Management
Address:
5550 W Executive Dr

Suite 320

Tampa, FL 33609

13F File Number:
28-11066
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:
Sean Wright

Title:
Director of Operations

Phone:
813-963-0502

Sean Wright
Tampa, Fl
August 7, 2007




Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:
0
Form 13F Information Table Entry Total:
0
Form 13F Information Table Value Total:
0


List of Other Included Managers:





No.  13F File Number
Name



	FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL SOLE
------------------------------ --------------   --------- -------- -------- --- ---- ----
AMERICAN EXPRESS CO            COM              025816109     9413   153871 SH       SOLE
EMERSON ELECTRIC               COM              291011104     4673    99865 SH       SOLE
BERKSHIRE HATHAWAY B           COM              084670207    10050     2783 SH       SOLE
COLGATE PALMOLIVE              COM              194162103     6997   107910 SH       SOLE
WAL-MART                       COM		931142103     3321    69043 SH       SOLE
GENERAL ELECTRIC               COM              369604103     7623   199142 SH       SOLE
HARLEY DAVIDSON INC            COM              412822108     6427   107819 SH       SOLE
ILL TOOL WORKS                 COM              452308109     8555   157880 SH       SOLE
LAB CORP AMERICA               COM              50540R409     8485   108425 SH       SOLE
MEDTRONIC INC                  COM              585066106     7206   138958 SH       SOLE
MICROSOFT                      COM              594918104     7011   237910 SH       SOLE
PATTERSON INC                  COM              703395103     8191   219800 SH       SOLE
GRAINGER                       COM              384802104     9622   103410 SH       SOLE
UNITED PAR SERVI               COM              911312106     3355    45960 SH       SOLE
NOKIA 		               COM              653902204     7249   257880 SH       SOLE
AUTO DATA PROC                 COM              053015103     6558   135320 SH       SOLE
BECTON DICKINSON               COM              075887109     5149    69117 SH       SOLE
PEPSICO INC                    COM              713448108     9211   142037 SH       SOLE
NIKE CL B                      COM              654106103     7442   127685 SH       SOLE
PROCTOR & GAMBLE               COM              742718109     5049    82525 SH       SOLE
3M                             COM	        88579Y101     7055    81290 SH       SOLE